EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2015 FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
6,332,807	Empower Bond Index Fund Institutional Class(a)	$ 50,155,833
3,032,627	Empower Core Bond Fund Institutional Class(a)	24,594,608
3,757,011	Empower Global Bond Fund Institutional Class(a)	26,749,915
1,546,669	Empower High Yield Bond Fund Institutional Class(a)	14,121,088
7,581,150	Empower Inflation-Protected Securities Fund Institutional Class(a)	65,956,003
2,523,451	Empower Multi-Sector Bond Fund Institutional Class(a)	19,960,501
3,045,849	Empower Short Duration Bond Fund Institutional Class(a)	28,417,769

TOTAL BOND MUTUAL FUNDS — 47.04% (Cost $268,720,450)		$229,955,717
EQUITY MUTUAL FUNDS
353,895	American Century Real Estate Fund Class R6	7,654,757
937,932	DFA International Real Estate Securities Portfolio Institutional Class	3,198,349
180,085	Empower Ariel Mid Cap Value Fund Institutional Class(a)	1,703,605
876,505	Empower Emerging Markets Equity Fund Institutional Class(a)	7,047,104
1,167,951	Empower International Growth Fund Institutional Class(a)	9,472,081
2,054,919	Empower International Index Fund Institutional Class(a)	20,158,759
1,326,702	Empower International Value Fund Institutional Class(a)	10,693,215
1,978,033	Empower Large Cap Growth Fund Institutional Class(a)	18,316,584
2,909,645	Empower Large Cap Value Fund Institutional Class(a)	19,814,684
902,261	Empower Mid Cap Value Fund Institutional Class(a)	6,821,092
556,549	Empower Real Estate Index Fund Institutional Class(a)	4,107,329
Shares		Fair Value
Equity Mutual Funds — (continued)
4,572,234	Empower S&P 500® Index Fund Institutional Class(a)	$ 38,132,433
2,096,016	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	16,369,883
1,207,497	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	7,136,308
71,748	Empower Small Cap Growth Fund Institutional Class(a)	683,759
567,609	Empower Small Cap Value Fund Institutional Class(a)	3,825,686
1,263,923	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	7,861,604
733,918	Fidelity® Emerging Markets Index Fund Institutional Class	7,038,270
103,624	Janus Henderson Triton Fund Class N	2,684,890

TOTAL EQUITY MUTUAL FUNDS — 39.43% (Cost $215,871,776)		$192,720,392
Account Balance
FIXED INTEREST CONTRACT
66,268,940(b)	Empower of America Contract(a) 1.70%(c)	66,268,940

TOTAL FIXED INTEREST CONTRACT — 13.56% (Cost $66,268,940)		$66,268,940
TOTAL INVESTMENTS — 100.03% (Cost $550,861,166)		$488,945,049
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(165,046)
TOTAL NET ASSETS — 100.00%		$488,780,003

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 29, 2023. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2020 FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,959,112	Empower Bond Index Fund Institutional Class(a)	$ 39,276,168
2,377,992	Empower Core Bond Fund Institutional Class(a)	19,285,512
2,748,754	Empower Global Bond Fund Institutional Class(a)	19,571,127
1,212,339	Empower High Yield Bond Fund Institutional Class(a)	11,068,655
4,411,355	Empower Inflation-Protected Securities Fund Institutional Class(a)	38,378,788
1,974,733	Empower Multi-Sector Bond Fund Institutional Class(a)	15,620,142
1,829,755	Empower Short Duration Bond Fund Institutional Class(a)	17,071,618

TOTAL BOND MUTUAL FUNDS — 45.00% (Cost $184,934,023)		$160,272,010
EQUITY MUTUAL FUNDS
263,405	American Century Real Estate Fund Class R6	5,697,457
724,536	DFA International Real Estate Securities Portfolio Institutional Class	2,470,668
142,848	Empower Ariel Mid Cap Value Fund Institutional Class(a)	1,351,347
758,954	Empower Emerging Markets Equity Fund Institutional Class(a)	6,101,987
985,536	Empower International Growth Fund Institutional Class(a)	7,992,693
1,725,485	Empower International Index Fund Institutional Class(a)	16,927,012
1,112,303	Empower International Value Fund Institutional Class(a)	8,965,159
1,565,445	Empower Large Cap Growth Fund Institutional Class(a)	14,496,022
2,298,431	Empower Large Cap Value Fund Institutional Class(a)	15,652,314
710,905	Empower Mid Cap Value Fund Institutional Class(a)	5,374,441
414,880	Empower Real Estate Index Fund Institutional Class(a)	3,061,816
Shares		Fair Value
Equity Mutual Funds — (continued)
3,613,469	Empower S&P 500® Index Fund Institutional Class(a)	$ 30,136,336
1,661,608	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	12,977,161
1,061,746	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	6,274,918
63,591	Empower Small Cap Growth Fund Institutional Class(a)	606,024
492,569	Empower Small Cap Value Fund Institutional Class(a)	3,319,912
997,462	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	6,204,212
635,586	Fidelity® Emerging Markets Index Fund Institutional Class	6,095,266
90,770	Janus Henderson Triton Fund Class N	2,351,838

TOTAL EQUITY MUTUAL FUNDS — 43.81% (Cost $177,283,413)		$156,056,583
Account Balance
FIXED INTEREST CONTRACT
39,954,880(b)	Empower of America Contract(a) 1.70%(c)	39,954,880

TOTAL FIXED INTEREST CONTRACT — 11.22% (Cost $39,954,880)		$39,954,880
TOTAL INVESTMENTS — 100.03% (Cost $402,172,316)		$356,283,473
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(116,860)
TOTAL NET ASSETS — 100.00%		$356,166,613

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 29, 2023. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2025 FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
16,719,306	Empower Bond Index Fund Institutional Class(a)	$ 132,416,905
8,031,971	Empower Core Bond Fund Institutional Class(a)	65,139,279
8,815,923	Empower Global Bond Fund Institutional Class(a)	62,769,377
4,102,773	Empower High Yield Bond Fund Institutional Class(a)	37,458,312
11,078,518	Empower Inflation-Protected Securities Fund Institutional Class(a)	96,383,110
6,667,630	Empower Multi-Sector Bond Fund Institutional Class(a)	52,740,950
4,815,840	Empower Short Duration Bond Fund Institutional Class(a)	44,931,791

TOTAL BOND MUTUAL FUNDS — 41.64% (Cost $576,310,332)		$491,839,724
EQUITY MUTUAL FUNDS
886,213	American Century Real Estate Fund Class R6	19,168,780
2,579,357	DFA International Real Estate Securities Portfolio Institutional Class	8,795,608
522,651	Empower Ariel Mid Cap Value Fund Institutional Class(a)	4,944,281
3,046,753	Empower Emerging Markets Equity Fund Institutional Class(a)	24,495,891
3,810,294	Empower International Growth Fund Institutional Class(a)	30,901,485
6,703,673	Empower International Index Fund Institutional Class(a)	65,763,027
4,331,010	Empower International Value Fund Institutional Class(a)	34,907,938
5,714,642	Empower Large Cap Growth Fund Institutional Class(a)	52,917,580
8,419,251	Empower Large Cap Value Fund Institutional Class(a)	57,335,103
2,603,691	Empower Mid Cap Value Fund Institutional Class(a)	19,683,902
Shares		Fair Value
Equity Mutual Funds — (continued)
1,400,196	Empower Real Estate Index Fund Institutional Class(a)	$ 10,333,447
13,220,071	Empower S&P 500® Index Fund Institutional Class(a)	110,255,396
6,076,545	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	47,457,821
4,292,756	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	25,370,184
248,130	Empower Small Cap Growth Fund Institutional Class(a)	2,364,677
2,012,112	Empower Small Cap Value Fund Institutional Class(a)	13,561,636
3,667,681	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	22,812,977
2,550,926	Fidelity® Emerging Markets Index Fund Institutional Class	24,463,382
369,332	Janus Henderson Triton Fund Class N	9,569,396

TOTAL EQUITY MUTUAL FUNDS — 49.53% (Cost $656,200,778)		$585,102,511
Account Balance
FIXED INTEREST CONTRACT
104,673,786(b)	Empower of America Contract(a) 1.70%(c)	104,673,786

TOTAL FIXED INTEREST CONTRACT — 8.86% (Cost $104,673,786)		$104,673,786
TOTAL INVESTMENTS — 100.03% (Cost $1,337,184,896)		$1,181,616,021
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(409,405)
TOTAL NET ASSETS — 100.00%		$1,181,206,616

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 29, 2023. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2030 FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
6,353,171	Empower Bond Index Fund Institutional Class(a)	$ 50,317,120
3,044,490	Empower Core Bond Fund Institutional Class(a)	24,690,816
3,214,380	Empower Global Bond Fund Institutional Class(a)	22,886,383
1,557,413	Empower High Yield Bond Fund Institutional Class(a)	14,219,184
3,063,383	Empower Inflation-Protected Securities Fund Institutional Class(a)	26,651,428
2,526,889	Empower Multi-Sector Bond Fund Institutional Class(a)	19,987,688
1,416,455	Empower Short Duration Bond Fund Institutional Class(a)	13,215,527

TOTAL BOND MUTUAL FUNDS — 36.17% (Cost $196,594,898)		$171,968,146
EQUITY MUTUAL FUNDS
364,705	American Century Real Estate Fund Class R6	7,888,570
1,110,669	DFA International Real Estate Securities Portfolio Institutional Class	3,787,379
235,810	Empower Ariel Mid Cap Value Fund Institutional Class(a)	2,230,762
1,517,539	Empower Emerging Markets Equity Fund Institutional Class(a)	12,201,015
1,848,541	Empower International Growth Fund Institutional Class(a)	14,991,668
3,242,408	Empower International Index Fund Institutional Class(a)	31,808,027
2,094,523	Empower International Value Fund Institutional Class(a)	16,881,856
2,605,954	Empower Large Cap Growth Fund Institutional Class(a)	24,131,136
3,839,846	Empower Large Cap Value Fund Institutional Class(a)	26,149,352
1,187,440	Empower Mid Cap Value Fund Institutional Class(a)	8,977,047
575,469	Empower Real Estate Index Fund Institutional Class(a)	4,246,961
Shares		Fair Value
Equity Mutual Funds — (continued)
6,010,405	Empower S&P 500® Index Fund Institutional Class(a)	$ 50,126,772
2,767,359	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	21,613,072
2,142,611	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	12,662,832
124,847	Empower Small Cap Growth Fund Institutional Class(a)	1,189,789
998,344	Empower Small Cap Value Fund Institutional Class(a)	6,728,836
1,669,044	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	10,381,452
1,269,690	Fidelity® Emerging Markets Index Fund Institutional Class	12,176,330
183,524	Janus Henderson Triton Fund Class N	4,755,108

TOTAL EQUITY MUTUAL FUNDS — 57.40% (Cost $307,774,871)		$272,927,964
Account Balance
FIXED INTEREST CONTRACT
30,745,119(b)	Empower of America Contract(a) 1.70%(c)	30,745,119

TOTAL FIXED INTEREST CONTRACT — 6.46% (Cost $30,745,119)		$30,745,119
TOTAL INVESTMENTS — 100.03% (Cost $535,114,888)		$475,641,229
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(154,726)
TOTAL NET ASSETS — 100.00%		$475,486,503

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 29, 2023. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2035 FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
14,122,847	Empower Bond Index Fund Institutional Class(a)	$ 111,852,938
6,757,465	Empower Core Bond Fund Institutional Class(a)	54,803,042
6,913,225	Empower Global Bond Fund Institutional Class(a)	49,222,164
3,468,412	Empower High Yield Bond Fund Institutional Class(a)	31,666,603
4,793,209	Empower Inflation-Protected Securities Fund Institutional Class(a)	41,700,923
5,616,120	Empower Multi-Sector Bond Fund Institutional Class(a)	44,423,502
2,422,805	Empower Short Duration Bond Fund Institutional Class(a)	22,604,772

TOTAL BOND MUTUAL FUNDS — 28.14% (Cost $412,870,849)		$356,273,944
EQUITY MUTUAL FUNDS
977,994	American Century Real Estate Fund Class R6	21,154,008
3,137,979	DFA International Real Estate Securities Portfolio Institutional Class	10,700,508
721,250	Empower Ariel Mid Cap Value Fund Institutional Class(a)	6,823,029
5,069,145	Empower Emerging Markets Equity Fund Institutional Class(a)	40,755,927
5,999,241	Empower International Growth Fund Institutional Class(a)	48,653,839
10,539,048	Empower International Index Fund Institutional Class(a)	103,388,062
6,809,735	Empower International Value Fund Institutional Class(a)	54,886,468
8,011,076	Empower Large Cap Growth Fund Institutional Class(a)	74,182,562
11,778,477	Empower Large Cap Value Fund Institutional Class(a)	80,211,435
3,648,767	Empower Mid Cap Value Fund Institutional Class(a)	27,584,676
Shares		Fair Value
Equity Mutual Funds — (continued)
1,542,738	Empower Real Estate Index Fund Institutional Class(a)	$ 11,385,407
18,525,739	Empower S&P 500® Index Fund Institutional Class(a)	154,504,674
8,495,782	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	66,352,056
7,174,773	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	42,402,909
412,569	Empower Small Cap Growth Fund Institutional Class(a)	3,931,784
3,340,712	Empower Small Cap Value Fund Institutional Class(a)	22,516,399
5,119,499	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	31,843,286
4,244,361	Fidelity® Emerging Markets Index Fund Institutional Class	40,703,416
611,443	Janus Henderson Triton Fund Class N	15,842,485

TOTAL EQUITY MUTUAL FUNDS — 67.75% (Cost $944,507,436)		$857,822,930
Account Balance
FIXED INTEREST CONTRACT
52,557,662(b)	Empower of America Contract(a) 1.70%(c)	52,557,662

TOTAL FIXED INTEREST CONTRACT — 4.15% (Cost $52,557,662)		$52,557,662
TOTAL INVESTMENTS — 100.04% (Cost $1,409,935,947)		$1,266,654,536
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(453,889)
TOTAL NET ASSETS — 100.00%		$1,266,200,647

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 29, 2023. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2040 FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,964,723	Empower Bond Index Fund Institutional Class(a)	$ 23,480,606
1,421,875	Empower Core Bond Fund Institutional Class(a)	11,531,408
1,412,927	Empower Global Bond Fund Institutional Class(a)	10,060,039
727,418	Empower High Yield Bond Fund Institutional Class(a)	6,641,325
661,475	Empower Inflation-Protected Securities Fund Institutional Class(a)	5,754,830
1,183,289	Empower Multi-Sector Bond Fund Institutional Class(a)	9,359,820
380,250	Empower Short Duration Bond Fund Institutional Class(a)	3,547,733

TOTAL BOND MUTUAL FUNDS — 19.12% (Cost $78,405,921)		$70,375,761
EQUITY MUTUAL FUNDS
289,283	American Century Real Estate Fund Class R6	6,257,202
967,478	DFA International Real Estate Securities Portfolio Institutional Class	3,299,099
236,652	Empower Ariel Mid Cap Value Fund Institutional Class(a)	2,238,725
1,816,930	Empower Emerging Markets Equity Fund Institutional Class(a)	14,608,116
2,092,227	Empower International Growth Fund Institutional Class(a)	16,967,956
3,670,646	Empower International Index Fund Institutional Class(a)	36,009,042
2,368,483	Empower International Value Fund Institutional Class(a)	19,089,971
2,633,666	Empower Large Cap Growth Fund Institutional Class(a)	24,387,742
3,866,338	Empower Large Cap Value Fund Institutional Class(a)	26,329,760
1,197,465	Empower Mid Cap Value Fund Institutional Class(a)	9,052,837
456,218	Empower Real Estate Index Fund Institutional Class(a)	3,366,887
Shares		Fair Value
Equity Mutual Funds — (continued)
6,087,198	Empower S&P 500® Index Fund Institutional Class(a)	$ 50,767,232
2,792,219	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	21,807,230
2,553,700	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	15,092,369
147,058	Empower Small Cap Growth Fund Institutional Class(a)	1,401,467
1,188,377	Empower Small Cap Value Fund Institutional Class(a)	8,009,660
1,684,512	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	10,477,664
1,521,834	Fidelity® Emerging Markets Index Fund Institutional Class	14,594,391
218,980	Janus Henderson Triton Fund Class N	5,673,781

TOTAL EQUITY MUTUAL FUNDS — 78.65% (Cost $325,812,436)		$289,431,131
Account Balance
FIXED INTEREST CONTRACT
8,308,172(b)	Empower of America Contract(a) 1.70%(c)	8,308,172

TOTAL FIXED INTEREST CONTRACT — 2.26% (Cost $8,308,172)		$8,308,172
TOTAL INVESTMENTS — 100.03% (Cost $412,526,529)		$368,115,064
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(126,170)
TOTAL NET ASSETS — 100.00%		$367,988,894

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 29, 2023. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2045 FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,777,983	Empower Bond Index Fund Institutional Class(a)	$ 37,841,621
2,285,939	Empower Core Bond Fund Institutional Class(a)	18,538,963
2,226,963	Empower Global Bond Fund Institutional Class(a)	15,855,979
1,171,667	Empower High Yield Bond Fund Institutional Class(a)	10,697,320
599,478	Empower Inflation-Protected Securities Fund Institutional Class(a)	5,215,460
1,904,217	Empower Multi-Sector Bond Fund Institutional Class(a)	15,062,355
445,944	Empower Short Duration Bond Fund Institutional Class(a)	4,160,659

TOTAL BOND MUTUAL FUNDS — 12.03% (Cost $122,929,084)		$107,372,357
EQUITY MUTUAL FUNDS
708,459	American Century Real Estate Fund Class R6	15,323,977
2,465,259	DFA International Real Estate Securities Portfolio Institutional Class	8,406,534
621,933	Empower Ariel Mid Cap Value Fund Institutional Class(a)	5,883,490
5,159,907	Empower Emerging Markets Equity Fund Institutional Class(a)	41,485,648
5,753,634	Empower International Growth Fund Institutional Class(a)	46,661,969
10,091,360	Empower International Index Fund Institutional Class(a)	98,996,241
6,514,408	Empower International Value Fund Institutional Class(a)	52,506,125
6,856,481	Empower Large Cap Growth Fund Institutional Class(a)	63,491,014
10,061,589	Empower Large Cap Value Fund Institutional Class(a)	68,519,425
3,115,730	Empower Mid Cap Value Fund Institutional Class(a)	23,554,920
1,110,443	Empower Real Estate Index Fund Institutional Class(a)	8,195,072
Shares		Fair Value
Equity Mutual Funds — (continued)
15,811,303	Empower S&P 500® Index Fund Institutional Class(a)	$131,866,263
7,287,277	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	56,913,633
7,196,429	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	42,530,897
423,123	Empower Small Cap Growth Fund Institutional Class(a)	4,032,357
3,351,631	Empower Small Cap Value Fund Institutional Class(a)	22,589,994
4,392,688	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	27,322,521
4,314,603	Fidelity® Emerging Markets Index Fund Institutional Class	41,377,041
614,608	Janus Henderson Triton Fund Class N	15,924,481

TOTAL EQUITY MUTUAL FUNDS — 86.91% (Cost $857,533,584)		$775,581,602
Account Balance
FIXED INTEREST CONTRACT
9,754,973(b)	Empower of America Contract(a) 1.70%(c)	9,754,973

TOTAL FIXED INTEREST CONTRACT — 1.10% (Cost $9,754,973)		$9,754,973
TOTAL INVESTMENTS — 100.04% (Cost $990,217,641)		$892,708,932
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(323,781)
TOTAL NET ASSETS — 100.00%		$892,385,151

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 29, 2023. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2050 FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,017,164	Empower Bond Index Fund Institutional Class(a)	$ 8,055,940
484,565	Empower Core Bond Fund Institutional Class(a)	3,929,827
466,712	Empower Global Bond Fund Institutional Class(a)	3,322,990
249,172	Empower High Yield Bond Fund Institutional Class(a)	2,274,940
45,630	Empower Inflation-Protected Securities Fund Institutional Class(a)	396,979
403,660	Empower Multi-Sector Bond Fund Institutional Class(a)	3,192,950
65,590	Empower Short Duration Bond Fund Institutional Class(a)	611,953

TOTAL BOND MUTUAL FUNDS — 8.26% (Cost $24,196,874)		$21,785,579
EQUITY MUTUAL FUNDS
215,111	American Century Real Estate Fund Class R6	4,652,849
773,227	DFA International Real Estate Securities Portfolio Institutional Class	2,636,704
185,992	Empower Ariel Mid Cap Value Fund Institutional Class(a)	1,759,485
1,678,694	Empower Emerging Markets Equity Fund Institutional Class(a)	13,496,698
1,836,427	Empower International Growth Fund Institutional Class(a)	14,893,422
3,219,673	Empower International Index Fund Institutional Class(a)	31,584,992
2,077,022	Empower International Value Fund Institutional Class(a)	16,740,797
2,058,575	Empower Large Cap Growth Fund Institutional Class(a)	19,062,400
3,020,524	Empower Large Cap Value Fund Institutional Class(a)	20,569,773
933,833	Empower Mid Cap Value Fund Institutional Class(a)	7,059,775
340,424	Empower Real Estate Index Fund Institutional Class(a)	2,512,332
Shares		Fair Value
Equity Mutual Funds — (continued)
4,748,494	Empower S&P 500® Index Fund Institutional Class(a)	$ 39,602,437
2,183,475	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	17,052,942
2,318,654	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	13,703,248
135,966	Empower Small Cap Growth Fund Institutional Class(a)	1,295,754
1,077,413	Empower Small Cap Value Fund Institutional Class(a)	7,261,761
1,317,856	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	8,197,067
1,405,655	Fidelity® Emerging Markets Index Fund Institutional Class	13,480,231
198,558	Janus Henderson Triton Fund Class N	5,144,630

TOTAL EQUITY MUTUAL FUNDS — 91.24% (Cost $267,319,233)		$240,707,297
Account Balance
FIXED INTEREST CONTRACT
1,408,833(b)	Empower of America Contract(a) 1.70%(c)	1,408,833

TOTAL FIXED INTEREST CONTRACT — 0.53% (Cost $1,408,833)		$1,408,833
TOTAL INVESTMENTS — 100.03% (Cost $292,924,940)		$263,901,709
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(89,225)
TOTAL NET ASSETS — 100.00%		$263,812,484

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 29, 2023. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2055 FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,516,034	Empower Bond Index Fund Institutional Class(a)	$ 12,006,988
725,964	Empower Core Bond Fund Institutional Class(a)	5,887,569
702,464	Empower Global Bond Fund Institutional Class(a)	5,001,547
373,977	Empower High Yield Bond Fund Institutional Class(a)	3,414,410
604,526	Empower Multi-Sector Bond Fund Institutional Class(a)	4,781,802
71,570	Empower Short Duration Bond Fund Institutional Class(a)	667,746

TOTAL BOND MUTUAL FUNDS — 7.18% (Cost $36,476,756)		$31,760,062
EQUITY MUTUAL FUNDS
360,315	American Century Real Estate Fund Class R6	7,793,605
1,357,983	DFA International Real Estate Securities Portfolio Institutional Class	4,630,724
308,322	Empower Ariel Mid Cap Value Fund Institutional Class(a)	2,916,728
3,000,546	Empower Emerging Markets Equity Fund Institutional Class(a)	24,124,389
3,181,254	Empower International Growth Fund Institutional Class(a)	25,799,967
5,576,822	Empower International Index Fund Institutional Class(a)	54,708,629
3,597,492	Empower International Value Fund Institutional Class(a)	28,995,784
3,381,921	Empower Large Cap Growth Fund Institutional Class(a)	31,316,586
4,966,227	Empower Large Cap Value Fund Institutional Class(a)	33,820,007
1,537,954	Empower Mid Cap Value Fund Institutional Class(a)	11,626,929
572,990	Empower Real Estate Index Fund Institutional Class(a)	4,228,664
7,816,546	Empower S&P 500® Index Fund Institutional Class(a)	65,189,991
Shares		Fair Value
Equity Mutual Funds — (continued)
3,585,096	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	$ 27,999,604
4,082,077	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	24,125,075
237,163	Empower Small Cap Growth Fund Institutional Class(a)	2,260,166
1,898,531	Empower Small Cap Value Fund Institutional Class(a)	12,796,096
2,158,251	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	13,424,323
2,511,590	Fidelity® Emerging Markets Index Fund Institutional Class	24,086,151
350,157	Janus Henderson Triton Fund Class N	9,072,562

TOTAL EQUITY MUTUAL FUNDS — 92.49% (Cost $452,622,474)		$408,915,980
Account Balance
FIXED INTEREST CONTRACT
1,600,032(b)	Empower of America Contract(a) 1.70%(c)	1,600,032

TOTAL FIXED INTEREST CONTRACT — 0.36% (Cost $1,600,032)		$1,600,032
TOTAL INVESTMENTS — 100.03% (Cost $490,699,262)		$442,276,074
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(154,173)
TOTAL NET ASSETS — 100.00%		$442,121,901

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 29, 2023. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2060 FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
132,728	Empower Bond Index Fund Institutional Class(a)	$ 1,051,204
63,515	Empower Core Bond Fund Institutional Class(a)	515,108
65,367	Empower Global Bond Fund Institutional Class(a)	465,417
32,786	Empower High Yield Bond Fund Institutional Class(a)	299,337
53,061	Empower Multi-Sector Bond Fund Institutional Class(a)	419,711
6,240	Empower Short Duration Bond Fund Institutional Class(a)	58,221

TOTAL BOND MUTUAL FUNDS — 6.76% (Cost $2,991,581)		$2,808,998
EQUITY MUTUAL FUNDS
34,380	American Century Real Estate Fund Class R6	743,638
135,321	DFA International Real Estate Securities Portfolio Institutional Class	461,446
28,074	Empower Ariel Mid Cap Value Fund Institutional Class(a)	265,576
296,496	Empower Emerging Markets Equity Fund Institutional Class(a)	2,383,828
306,459	Empower International Growth Fund Institutional Class(a)	2,485,380
537,986	Empower International Index Fund Institutional Class(a)	5,277,639
347,185	Empower International Value Fund Institutional Class(a)	2,798,307
307,748	Empower Large Cap Growth Fund Institutional Class(a)	2,849,743
452,605	Empower Large Cap Value Fund Institutional Class(a)	3,082,242
140,022	Empower Mid Cap Value Fund Institutional Class(a)	1,058,568
54,616	Empower Real Estate Index Fund Institutional Class(a)	403,066
Shares		Fair Value
Equity Mutual Funds — (continued)
712,156	Empower S&P 500® Index Fund Institutional Class(a)	$ 5,939,378
326,342	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	2,548,733
397,732	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	2,350,597
23,121	Empower Small Cap Growth Fund Institutional Class(a)	220,346
184,674	Empower Small Cap Value Fund Institutional Class(a)	1,244,702
196,481	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,222,114
248,482	Fidelity® Emerging Markets Index Fund Institutional Class	2,382,944
33,990	Janus Henderson Triton Fund Class N	880,684

TOTAL EQUITY MUTUAL FUNDS — 92.93% (Cost $40,523,762)		$38,598,931
Account Balance
FIXED INTEREST CONTRACT
141,345(b)	Empower of America Contract(a) 1.70%(c)	141,345

TOTAL FIXED INTEREST CONTRACT — 0.34% (Cost $141,345)		$141,345
TOTAL INVESTMENTS — 100.03% (Cost $43,656,688)		$41,549,274
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(13,130)
TOTAL NET ASSETS — 100.00%		$41,536,144

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 29, 2023. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Funds valuation designee to make all fair value determinations with respect to the Funds investments, subject to oversight by the Board of Directors.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower Annuity Insurance Company of America (Empower of America Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis.  The Empower of America Contract is backed by the general account of Empower Annuity Insurance Company of America (Empower of America).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available.  Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2023, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs.  Each Fund’s investment in the Empower of America Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the Empower of America Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The Empower of America Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. Empower of America calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of Empower of America being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If Empower of America were to become insolvent, the Empower of America Contract would be settled commensurate with other policy holder obligations.

September 29, 2023

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%.The investment in the Empower of America Contract may be terminated by Empower of America or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by Empower of America.
The following tables are a summary of the transactions for each underlying investment during the period ended September 29, 2023, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Empower Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 09/29/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/29/2023
BOND MUTUAL FUNDS 47.04%
Empower Bond Index Fund Institutional Class	6,332,807	$56,560,484	$4,059,579	$9,723,819	$(1,308,258)	$(740,411)	$1,561,160	$-	$50,155,833
Empower Core Bond Fund Institutional Class	3,032,627	27,841,819	1,903,607	5,040,786	(679,332)	(110,032)	731,036	-	24,594,608
Empower Global Bond Fund Institutional Class	3,757,011	29,885,115	1,399,101	4,169,261	(670,293)	(365,040)	260,509	-	26,749,915
Empower High Yield Bond Fund Institutional Class	1,546,669	15,987,150	832,905	2,951,915	26,517	252,948	418,517	-	14,121,088
Empower Inflation-Protected Securities Fund Institutional Class	7,581,150	70,413,666	7,015,211	11,295,972	(860,040)	(176,902)	1,791,205	-	65,956,003
Empower Multi-Sector Bond Fund Institutional Class	2,523,451	22,574,572	1,242,026	4,363,456	(729,593)	507,359	553,628	-	19,960,501
Empower Short Duration Bond Fund Institutional Class	3,045,849	30,414,774	2,831,685	5,196,930	(218,936)	368,240	743,861	-	28,417,769
					(4,439,935)	(263,838)	6,059,916	0	229,955,717
EQUITY MUTUAL FUNDS 35.22%
Empower Ariel Mid Cap Value Fund Institutional Class	180,085	1,939,887	465,702	360,595	167,260	(341,389)	34,986	169,171	1,703,605
Empower Emerging Markets Equity Fund Institutional Class	876,505	6,712,294	1,701,065	1,613,466	(48,810)	247,211	54,461	-	7,047,104
Empower International Growth Fund Institutional Class	1,167,951	11,648,021	719,938	2,987,860	367,105	91,982	-	-	9,472,081
Empower International Index Fund Institutional Class	2,054,919	24,792,863	1,127,702	7,043,285	455,386	1,281,479	33,680	-	20,158,759
Empower International Value Fund Institutional Class	1,326,702	13,154,996	650,967	3,849,162	335,573	736,414	24,276	94,080	10,693,215
Empower Large Cap Growth Fund Institutional Class	1,978,033	20,896,647	788,742	7,746,552	(820,442)	4,377,747	35,209	2,500	18,316,584
Empower Large Cap Value Fund Institutional Class	2,909,645	22,773,725	2,304,288	3,851,923	1,635,820	(1,411,406)	375,509	100,644	19,814,684
Empower Mid Cap Value Fund Institutional Class	902,261	7,791,960	832,578	1,470,842	640,176	(332,604)	52,662	4,780	6,821,092
Empower Real Estate Index Fund Institutional Class	556,549	4,724,684	699,932	1,027,275	177,217	(290,012)	86,485	-	4,107,329
Empower S&P 500® Index Fund Institutional Class	4,572,234	43,578,491	2,713,921	11,706,533	677,536	3,546,554	684,263	535,045	38,132,433
Empower S&P Mid Cap 400® Index Fund Institutional Class	2,096,016	18,735,667	2,370,428	3,962,409	1,270,961	(773,803)	227,527	202,503	16,369,883
Empower S&P Small Cap 600® Index Fund Institutional Class	1,207,497	8,362,498	1,315,625	2,355,771	94,907	(186,044)	88,676	171,958	7,136,308
Empower Small Cap Growth Fund Institutional Class	71,748	768,960	88,419	187,939	27,286	14,319	-	180	683,759
Empower Small Cap Value Fund Institutional Class	567,609	4,419,210	688,963	1,284,059	168,417	1,572	28,058	83,953	3,825,686

September 29, 2023

Empower Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 09/29/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/29/2023
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,263,923	$8,962,482	$646,226	$2,241,508	$79,990	$494,404	$-	$137,834	$7,861,604
					5,228,382	7,456,424	1,725,792	1,502,648	172,144,126
FIXED INTEREST CONTRACT 13.56%
Empower of America Contract	66,268,940	71,131,884	5,161,412	10,866,819	-	-	842,463	-	66,268,940
					0	0	842,463	0	66,268,940
				Total	$788,447	$7,192,586	$8,628,171	$1,502,648	$468,368,783
Empower Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 09/29/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/29/2023
BOND MUTUAL FUNDS 45.00%
Empower Bond Index Fund Institutional Class	4,959,112	$40,835,872	$8,367,728	$10,471,876	$(2,149,928)	$544,444	$1,178,700	$-	$39,276,168
Empower Core Bond Fund Institutional Class	2,377,992	20,094,955	3,974,196	5,107,126	(950,381)	323,487	547,392	-	19,285,512
Empower Global Bond Fund Institutional Class	2,748,754	20,265,860	3,435,352	3,988,275	(621,795)	(141,810)	182,834	-	19,571,127
Empower High Yield Bond Fund Institutional Class	1,212,339	11,579,778	1,536,118	2,342,668	(113,724)	295,427	313,897	-	11,068,655
Empower Inflation-Protected Securities Fund Institutional Class	4,411,355	37,956,769	8,630,723	8,750,176	(1,168,980)	541,472	1,004,827	-	38,378,788
Empower Multi-Sector Bond Fund Institutional Class	1,974,733	16,372,240	2,600,990	3,755,261	(595,622)	402,173	415,177	-	15,620,142
Empower Short Duration Bond Fund Institutional Class	1,829,755	16,925,139	3,654,624	3,883,105	(300,547)	374,960	432,713	-	17,071,618
					(5,900,977)	2,340,153	4,075,540	0	160,272,010
EQUITY MUTUAL FUNDS 39.15%
Empower Ariel Mid Cap Value Fund Institutional Class	142,848	1,471,393	502,291	561,795	(88,268)	(60,542)	28,058	136,413	1,351,347
Empower Emerging Markets Equity Fund Institutional Class	758,954	5,516,709	2,040,452	1,936,605	(344,054)	481,431	47,605	-	6,101,987
Empower International Growth Fund Institutional Class	985,536	9,064,322	1,532,136	3,930,418	(1,018,175)	1,326,653	-	-	7,992,693
Empower International Index Fund Institutional Class	1,725,485	19,429,009	2,642,029	5,764,454	691,293	620,428	27,995	-	16,927,012
Empower International Value Fund Institutional Class	1,112,303	10,306,678	1,299,423	3,244,729	212,655	603,787	20,144	78,066	8,965,159
Empower Large Cap Growth Fund Institutional Class	1,565,445	15,453,447	1,697,497	6,885,961	(1,585,514)	4,231,039	27,701	1,986	14,496,022
Empower Large Cap Value Fund Institutional Class	2,298,431	16,790,960	2,845,369	3,870,615	229,504	(113,400)	288,379	78,900	15,652,314
Empower Mid Cap Value Fund Institutional Class	710,905	5,749,106	1,049,347	2,049,342	(420,886)	625,330	40,176	3,759	5,374,441

September 29, 2023

Empower Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 09/29/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/29/2023
Empower Real Estate Index Fund Institutional Class	414,880	$3,289,035	$870,262	$1,136,984	$(140,179)	$39,503	$62,299	$-	$3,061,816
Empower S&P 500® Index Fund Institutional Class	3,613,469	32,228,410	3,829,399	10,132,845	(1,150,415)	4,211,372	524,640	422,142	30,136,336
Empower S&P Mid Cap 400® Index Fund Institutional Class	1,661,608	13,838,936	2,890,009	4,576,882	(534,819)	825,098	174,165	160,098	12,977,161
Empower S&P Small Cap 600® Index Fund Institutional Class	1,061,746	6,824,069	1,825,186	3,248,708	(1,000,987)	874,371	75,112	150,326	6,274,918
Empower Small Cap Growth Fund Institutional Class	63,591	635,241	135,940	293,735	(97,411)	128,578	-	159	606,024
Empower Small Cap Value Fund Institutional Class	492,569	3,642,783	873,852	1,840,698	(524,479)	643,975	24,070	74,038	3,319,912
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	997,462	6,638,289	1,038,438	2,788,411	(912,819)	1,315,896	-	109,189	6,204,212
					(6,684,554)	15,753,519	1,340,344	1,215,076	139,441,354
FIXED INTEREST CONTRACT 11.22%
Empower of America Contract	39,954,880	39,510,646	8,095,628	8,134,469	-	-	483,075	-	39,954,880
					0	0	483,075	0	39,954,880
				Total	$(12,585,531)	$18,093,672	$5,898,959	$1,215,076	$339,668,244
Empower Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 09/29/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/29/2023
BOND MUTUAL FUNDS 41.64%
Empower Bond Index Fund Institutional Class	16,719,306	$140,418,409	$17,764,808	$23,244,357	$(2,954,533)	$(2,521,955)	$3,997,845	$-	$132,416,905
Empower Core Bond Fund Institutional Class	8,031,971	68,936,233	8,688,258	11,599,483	(1,249,137)	(885,729)	1,856,311	-	65,139,279
Empower Global Bond Fund Institutional Class	8,815,923	66,105,983	7,299,334	9,749,145	(1,573,956)	(886,795)	592,802	-	62,769,377
Empower High Yield Bond Fund Institutional Class	4,102,773	39,653,561	3,584,591	6,363,426	58,424	583,586	1,068,655	-	37,458,312
Empower Inflation-Protected Securities Fund Institutional Class	11,078,518	96,012,348	17,656,681	17,364,246	(1,670,579)	78,327	2,531,476	-	96,383,110
Empower Multi-Sector Bond Fund Institutional Class	6,667,630	55,938,352	5,757,635	9,893,015	(1,590,848)	937,978	1,411,670	-	52,740,950
Empower Short Duration Bond Fund Institutional Class	4,815,840	45,073,399	7,575,671	8,350,692	(432,543)	633,413	1,135,934	-	44,931,791
					(9,413,172)	(2,061,175)	12,594,693	0	491,839,724
EQUITY MUTUAL FUNDS 44.29%
Empower Ariel Mid Cap Value Fund Institutional Class	522,651	5,485,961	1,541,972	1,100,322	452,602	(983,330)	104,122	505,318	4,944,281
Empower Emerging Markets Equity Fund Institutional Class	3,046,753	23,100,653	5,540,411	4,768,778	(3,153)	623,605	196,316	-	24,495,891

September 29, 2023

Empower Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 09/29/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/29/2023
Empower International Growth Fund Institutional Class	3,810,294	$36,272,723	$3,562,094	$9,239,671	$992,803	$306,339	$-	$-	$30,901,485
Empower International Index Fund Institutional Class	6,703,673	77,331,049	5,646,419	20,888,983	1,655,428	3,674,542	110,584	-	65,763,027
Empower International Value Fund Institutional Class	4,331,010	40,972,934	3,177,301	11,056,682	1,504,724	1,814,385	79,675	308,779	34,907,938
Empower Large Cap Growth Fund Institutional Class	5,714,642	58,057,402	3,165,991	21,068,165	(2,741,157)	12,762,352	102,786	7,352	52,917,580
Empower Large Cap Value Fund Institutional Class	8,419,251	63,167,696	7,639,688	11,893,120	2,145,548	(1,579,161)	1,082,247	295,002	57,335,103
Empower Mid Cap Value Fund Institutional Class	2,603,691	21,656,818	2,549,266	3,691,005	1,671,042	(831,177)	151,164	14,029	19,683,902
Empower Real Estate Index Fund Institutional Class	1,400,196	11,269,826	1,897,704	2,172,757	342,659	(661,326)	214,064	-	10,333,447
Empower S&P 500® Index Fund Institutional Class	13,220,071	121,125,909	9,584,693	32,969,762	(776,460)	12,514,556	1,962,445	1,570,322	110,255,396
Empower S&P Mid Cap 400® Index Fund Institutional Class	6,076,545	52,019,178	7,342,669	8,794,800	4,397,114	(3,109,226)	654,183	596,057	47,457,821
Empower S&P Small Cap 600® Index Fund Institutional Class	4,292,756	28,226,764	5,212,074	6,634,162	1,041,719	(1,434,492)	310,765	614,826	25,370,184
Empower Small Cap Growth Fund Institutional Class	248,130	2,668,163	316,715	611,259	151,772	(8,942)	-	660	2,364,677
Empower Small Cap Value Fund Institutional Class	2,012,112	15,006,516	2,650,591	3,565,423	1,095,863	(530,048)	99,140	302,105	13,561,636
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	3,667,681	24,945,656	2,326,843	6,770,872	(732,507)	2,311,350	-	406,254	22,812,977
					11,197,997	24,869,427	5,067,491	4,620,704	523,105,345
FIXED INTEREST CONTRACT 8.86%
Empower of America Contract	104,673,786	105,224,007	16,147,426	17,972,103	-	-	1,274,456	-	104,673,786
					0	0	1,274,456	0	104,673,786
				Total	$1,784,825	$22,808,252	$18,936,640	$4,620,704	$1,119,618,855
Empower Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 09/29/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/29/2023
BOND MUTUAL FUNDS 36.17%
Empower Bond Index Fund Institutional Class	6,353,171	$44,461,913	$13,592,022	$7,035,869	$(1,440,350)	$(700,946)	$1,432,703	$-	$50,317,120
Empower Core Bond Fund Institutional Class	3,044,490	21,846,857	6,463,283	3,384,651	(623,720)	(234,673)	654,964	-	24,690,816
Empower Global Bond Fund Institutional Class	3,214,380	20,099,781	5,705,942	2,347,404	(342,784)	(571,936)	200,150	-	22,886,383
Empower High Yield Bond Fund Institutional Class	1,557,413	12,574,374	2,987,563	1,515,292	6,691	172,539	376,553	-	14,219,184
Empower Inflation-Protected Securities Fund Institutional Class	3,063,383	22,043,827	8,053,572	3,427,043	(462,655)	(18,928)	655,988	-	26,651,428

September 29, 2023

Empower Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 09/29/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/29/2023
Empower Multi-Sector Bond Fund Institutional Class	2,526,889	$17,713,670	$4,601,900	$2,351,406	$(318,833)	$23,524	$497,655	$-	$19,987,688
Empower Short Duration Bond Fund Institutional Class	1,416,455	11,026,212	3,962,216	1,961,429	(153,593)	188,528	314,397	-	13,215,527
					(3,335,244)	(1,141,892)	4,132,410	0	171,968,146
EQUITY MUTUAL FUNDS 51.38%
Empower Ariel Mid Cap Value Fund Institutional Class	235,810	2,143,476	991,740	713,996	(66,338)	(190,458)	46,795	229,035	2,230,762
Empower Emerging Markets Equity Fund Institutional Class	1,517,539	9,947,338	4,132,740	2,261,501	(157,341)	382,438	97,058	-	12,201,015
Empower International Growth Fund Institutional Class	1,848,541	14,960,641	4,011,074	5,093,293	(735,879)	1,113,246	-	-	14,991,668
Empower International Index Fund Institutional Class	3,242,408	31,827,978	6,891,353	8,213,992	828,054	1,302,688	52,660	-	31,808,027
Empower International Value Fund Institutional Class	2,094,523	16,873,734	3,509,290	4,560,941	299,506	1,059,773	37,942	147,045	16,881,856
Empower Large Cap Growth Fund Institutional Class	2,605,954	22,619,399	4,133,437	8,482,837	(1,732,224)	5,861,137	45,706	3,299	24,131,136
Empower Large Cap Value Fund Institutional Class	3,839,846	24,591,984	6,372,954	4,081,532	901,026	(734,054)	472,090	132,897	26,149,352
Empower Mid Cap Value Fund Institutional Class	1,187,440	8,395,690	2,237,128	1,741,600	220,919	85,829	65,291	6,312	8,977,047
Empower Real Estate Index Fund Institutional Class	575,469	3,905,165	1,420,547	928,139	2,873	(150,612)	82,178	-	4,246,961
Empower S&P 500® Index Fund Institutional Class	6,010,405	47,073,479	9,434,484	12,249,628	(1,215,450)	5,868,437	850,916	704,786	50,126,772
Empower S&P Mid Cap 400® Index Fund Institutional Class	2,767,359	20,258,332	6,142,724	4,744,710	447,505	(43,274)	283,586	269,012	21,613,072
Empower S&P Small Cap 600® Index Fund Institutional Class	2,142,611	12,035,230	4,391,048	4,588,946	(1,110,004)	825,500	147,278	304,465	12,662,832
Empower Small Cap Growth Fund Institutional Class	124,847	1,128,844	324,329	446,835	(129,130)	183,451	-	324	1,189,789
Empower Small Cap Value Fund Institutional Class	998,344	6,399,501	2,102,472	2,481,332	(493,287)	708,195	47,370	149,776	6,728,836
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,669,044	9,695,748	2,299,656	2,794,508	(594,657)	1,180,556	-	182,675	10,381,452
					(3,534,427)	17,452,852	2,228,870	2,129,626	244,320,577
FIXED INTEREST CONTRACT 6.46%
Empower of America Contract	30,745,119	25,734,709	9,035,486	4,365,873	-	-	340,797	-	30,745,119
					0	0	340,797	0	30,745,119
				Total	$(6,869,671)	$16,310,960	$6,702,077	$2,129,626	$447,033,842

September 29, 2023

Empower Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 09/29/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/29/2023
BOND MUTUAL FUNDS 28.14%
Empower Bond Index Fund Institutional Class	14,122,847	$106,698,332	$25,160,317	$18,466,799	$(2,999,552)	$(1,538,912)	$3,219,916	$-	$111,852,938
Empower Core Bond Fund Institutional Class	6,757,465	52,485,826	11,970,771	9,110,384	(1,240,306)	(543,171)	1,476,050	-	54,803,042
Empower Global Bond Fund Institutional Class	6,913,225	46,874,419	9,876,523	6,909,637	(1,266,424)	(619,141)	436,317	-	49,222,164
Empower High Yield Bond Fund Institutional Class	3,468,412	30,274,300	4,824,947	3,882,235	(6,891)	449,591	845,957	-	31,666,603
Empower Inflation-Protected Securities Fund Institutional Class	4,793,209	37,024,855	11,076,842	6,334,178	(614,523)	(66,596)	1,015,742	-	41,700,923
Empower Multi-Sector Bond Fund Institutional Class	5,616,120	42,612,945	8,267,235	6,702,785	(834,003)	246,107	1,116,188	-	44,423,502
Empower Short Duration Bond Fund Institutional Class	2,422,805	20,338,196	5,601,566	3,614,399	(201,608)	279,409	541,392	-	22,604,772
					(7,163,307)	(1,792,713)	8,651,562	0	356,273,944
EQUITY MUTUAL FUNDS 60.77%
Empower Ariel Mid Cap Value Fund Institutional Class	721,250	7,274,901	1,992,074	1,680,177	2,212	(763,769)	143,920	699,249	6,823,029
Empower Emerging Markets Equity Fund Institutional Class	5,069,145	37,712,014	8,452,928	6,730,860	(401,600)	1,321,845	334,915	-	40,755,927
Empower International Growth Fund Institutional Class	5,999,241	54,242,742	6,071,524	12,966,836	384,111	1,306,409	-	-	48,653,839
Empower International Index Fund Institutional Class	10,539,048	115,376,099	9,175,325	29,872,941	(1,020,024)	8,709,579	171,860	-	103,388,062
Empower International Value Fund Institutional Class	6,809,735	61,263,715	4,809,178	13,809,084	2,239,579	2,622,659	124,174	481,236	54,886,468
Empower Large Cap Growth Fund Institutional Class	8,011,076	77,646,338	3,847,806	23,240,747	(2,427,835)	15,929,165	143,825	10,323	74,182,562
Empower Large Cap Value Fund Institutional Class	11,778,477	84,362,986	9,749,445	13,643,184	846,586	(257,812)	1,499,210	410,407	80,211,435
Empower Mid Cap Value Fund Institutional Class	3,648,767	28,931,303	3,364,636	6,050,588	(272,243)	1,339,325	209,195	19,523	27,584,676
Empower Real Estate Index Fund Institutional Class	1,542,738	11,752,305	2,090,352	1,451,971	616,822	(1,005,279)	231,252	-	11,385,407
Empower S&P 500® Index Fund Institutional Class	18,525,739	161,977,680	11,526,163	36,591,356	(2,056,759)	17,592,187	2,720,250	2,196,256	154,504,674
Empower S&P Mid Cap 400® Index Fund Institutional Class	8,495,782	69,590,051	9,882,502	15,704,612	(1,052,968)	2,584,115	906,895	830,909	66,352,056
Empower S&P Small Cap 600® Index Fund Institutional Class	7,174,773	44,958,300	8,405,982	9,217,177	918,642	(1,744,196)	512,385	1,020,481	42,402,909
Empower Small Cap Growth Fund Institutional Class	412,569	4,266,033	501,638	838,494	213,717	2,607	-	1,104	3,931,784
Empower Small Cap Value Fund Institutional Class	3,340,712	23,975,318	4,202,421	5,061,427	1,442,509	(599,913)	164,407	503,191	22,516,399
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5,119,499	33,319,616	2,845,155	6,738,805	(387,772)	2,417,320	-	565,775	31,843,286
					(955,023)	49,454,242	7,162,288	6,738,454	769,422,513

September 29, 2023

Empower Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 09/29/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/29/2023
FIXED INTEREST CONTRACT 4.15%
Empower of America Contract	52,557,662	$47,672,941	$11,912,531	$7,620,749	$-	$-	$592,939	$-	$52,557,662
					0	0	592,939	0	52,557,662
				Total	$(8,118,330)	$47,661,529	$16,406,789	$6,738,454	$1,178,254,119
Empower Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 09/29/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/29/2023
BOND MUTUAL FUNDS 19.12%
Empower Bond Index Fund Institutional Class	2,964,723	$18,887,774	$8,632,860	$3,789,510	$(744,012)	$(250,518)	$641,175	$-	$23,480,606
Empower Core Bond Fund Institutional Class	1,421,875	9,275,728	4,155,291	1,859,836	(361,373)	(39,775)	289,027	-	11,531,408
Empower Global Bond Fund Institutional Class	1,412,927	8,083,501	3,445,034	1,305,668	(234,078)	(162,828)	83,386	-	10,060,039
Empower High Yield Bond Fund Institutional Class	727,418	5,364,169	1,940,765	746,736	(17,507)	83,127	166,464	-	6,641,325
Empower Inflation-Protected Securities Fund Institutional Class	661,475	4,217,108	2,380,562	864,489	(124,604)	21,649	130,523	-	5,754,830
Empower Multi-Sector Bond Fund Institutional Class	1,183,289	7,522,298	3,122,523	1,406,684	(268,270)	121,683	218,950	-	9,359,820
Empower Short Duration Bond Fund Institutional Class	380,250	2,708,525	1,366,406	577,175	(42,618)	49,977	80,549	-	3,547,733
					(1,792,462)	(176,685)	1,610,074	0	70,375,761
EQUITY MUTUAL FUNDS 70.54%
Empower Ariel Mid Cap Value Fund Institutional Class	236,652	2,062,901	855,602	368,025	45,348	(311,753)	46,850	229,730	2,238,725
Empower Emerging Markets Equity Fund Institutional Class	1,816,930	11,661,118	4,405,465	1,699,082	(21,980)	240,615	119,154	-	14,608,116
Empower International Growth Fund Institutional Class	2,092,227	16,051,649	4,073,494	3,700,770	(243,874)	543,583	-	-	16,967,956
Empower International Index Fund Institutional Class	3,670,646	34,177,324	6,853,277	7,078,798	88,522	2,057,239	59,123	-	36,009,042
Empower International Value Fund Institutional Class	2,368,483	18,123,396	3,463,087	3,853,222	43,514	1,356,710	42,552	164,910	19,089,971
Empower Large Cap Growth Fund Institutional Class	2,633,666	21,792,255	3,544,261	6,164,400	(1,237,073)	5,215,626	45,858	3,321	24,387,742
Empower Large Cap Value Fund Institutional Class	3,866,338	23,775,862	5,872,571	3,229,397	192,615	(89,276)	470,857	133,824	26,329,760
Empower Mid Cap Value Fund Institutional Class	1,197,465	8,114,011	1,832,675	994,121	176,568	100,272	65,131	6,365	9,052,837
Empower Real Estate Index Fund Institutional Class	456,218	3,013,033	1,059,477	531,255	49,764	(174,368)	65,914	-	3,366,887
Empower S&P 500® Index Fund Institutional Class	6,087,198	45,388,211	8,296,561	8,693,678	(1,390,984)	5,776,138	845,159	709,718	50,767,232

September 29, 2023

Empower Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 09/29/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/29/2023
Empower S&P Mid Cap 400® Index Fund Institutional Class	2,792,219	$19,602,782	$5,133,005	$2,828,859	$425,117	$(99,698)	$282,500	$270,797	$21,807,230
Empower S&P Small Cap 600® Index Fund Institutional Class	2,553,700	13,712,195	4,536,521	2,981,255	(217,764)	(175,092)	173,477	361,991	15,092,369
Empower Small Cap Growth Fund Institutional Class	147,058	1,299,135	325,946	325,877	(43,884)	102,263	-	388	1,401,467
Empower Small Cap Value Fund Institutional Class	1,188,377	7,302,574	2,158,777	1,809,008	(126,685)	357,317	55,873	177,785	8,009,660
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,684,512	9,360,373	1,810,225	1,521,696	(292,966)	828,762	-	183,704	10,477,664
					(2,553,762)	15,728,338	2,272,448	2,242,533	259,606,658
FIXED INTEREST CONTRACT 2.26%
Empower of America Contract	8,308,172	6,292,596	3,172,425	1,242,495	-	-	85,646	-	8,308,172
					0	0	85,646	0	8,308,172
				Total	$(4,346,224)	$15,551,653	$3,968,168	$2,242,533	$338,290,591
Empower Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 09/29/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/29/2023
BOND MUTUAL FUNDS 12.03%
Empower Bond Index Fund Institutional Class	4,777,983	$33,060,146	$10,983,549	$5,638,492	$(993,529)	$(563,582)	$1,051,846	$-	$37,841,621
Empower Core Bond Fund Institutional Class	2,285,939	16,220,199	5,244,827	2,725,288	(418,225)	(200,775)	476,409	-	18,538,963
Empower Global Bond Fund Institutional Class	2,226,963	13,914,682	4,160,418	1,951,659	(345,602)	(267,462)	134,656	-	15,855,979
Empower High Yield Bond Fund Institutional Class	1,171,667	9,357,363	2,347,176	1,158,766	(27,331)	151,547	272,927	-	10,697,320
Empower Inflation-Protected Securities Fund Institutional Class	599,478	3,925,615	1,970,552	689,950	(94,404)	9,243	112,901	-	5,215,460
Empower Multi-Sector Bond Fund Institutional Class	1,904,217	13,200,815	3,825,136	2,062,919	(316,770)	99,323	360,919	-	15,062,355
Empower Short Duration Bond Fund Institutional Class	445,944	3,418,196	1,289,753	601,267	(43,034)	53,977	95,744	-	4,160,659
					(2,238,895)	(717,729)	2,505,402	0	107,372,357
EQUITY MUTUAL FUNDS 77.83%
Empower Ariel Mid Cap Value Fund Institutional Class	621,933	5,690,847	1,780,786	914,057	14,641	(674,086)	119,417	582,886	5,883,490
Empower Emerging Markets Equity Fund Institutional Class	5,159,907	36,200,757	8,915,011	4,721,683	(296,054)	1,091,563	339,709	-	41,485,648
Empower International Growth Fund Institutional Class	5,753,634	47,583,160	6,812,958	8,827,051	98,634	1,092,902	-	-	46,661,969
Empower International Index Fund Institutional Class	10,091,360	101,371,291	10,200,745	19,171,552	(117,018)	6,595,757	160,415	-	98,996,241

September 29, 2023

Empower Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 09/29/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/29/2023
Empower International Value Fund Institutional Class	6,514,408	$53,766,061	$5,297,445	$9,948,773	$775,274	$3,391,392	$115,611	$448,049	$52,506,125
Empower Large Cap Growth Fund Institutional Class	6,856,481	61,255,321	4,976,480	15,135,152	(1,571,111)	12,394,365	119,744	8,631	63,491,014
Empower Large Cap Value Fund Institutional Class	10,061,589	66,636,628	9,587,888	8,580,567	(539,219)	875,476	1,238,921	344,249	68,519,425
Empower Mid Cap Value Fund Institutional Class	3,115,730	22,793,414	3,114,146	3,384,638	(229,952)	1,031,998	171,691	16,365	23,554,920
Empower Real Estate Index Fund Institutional Class	1,110,443	8,060,601	1,675,596	980,564	262,978	(560,561)	164,497	-	8,195,072
Empower S&P 500® Index Fund Institutional Class	15,811,303	127,691,946	12,607,402	20,823,338	(206,917)	12,390,253	2,237,527	1,834,844	131,866,263
Empower S&P Mid Cap 400® Index Fund Institutional Class	7,287,277	54,877,801	9,021,759	8,224,262	(174,263)	1,238,335	744,274	697,778	56,913,633
Empower S&P Small Cap 600® Index Fund Institutional Class	7,196,429	41,490,129	8,895,922	8,171,116	(1,257,668)	315,962	491,878	1,004,840	42,530,897
Empower Small Cap Growth Fund Institutional Class	423,123	3,947,595	538,408	624,666	17,218	171,020	-	1,087	4,032,357
Empower Small Cap Value Fund Institutional Class	3,351,631	22,108,909	4,358,156	4,361,461	261,835	484,390	158,499	494,901	22,589,994
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4,392,688	26,307,252	2,726,340	3,594,856	(334,256)	1,883,785	-	474,877	27,322,521
					(3,295,878)	41,722,551	6,062,183	5,908,507	694,549,569
FIXED INTEREST CONTRACT 1.10%
Empower of America Contract	9,754,973	7,953,299	2,953,094	1,253,872	-	-	102,452	-	9,754,973
					0	0	102,452	0	9,754,973
				Total	$(5,534,773)	$41,004,822	$8,670,037	$5,908,507	$811,676,899
Empower Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 09/29/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/29/2023
BOND MUTUAL FUNDS 8.26%
Empower Bond Index Fund Institutional Class	1,017,164	$5,933,590	$3,351,004	$1,080,008	$(203,259)	$(148,646)	$216,579	$-	$8,055,940
Empower Core Bond Fund Institutional Class	484,565	2,916,642	1,576,595	517,504	(97,837)	(45,906)	97,380	-	3,929,827
Empower Global Bond Fund Institutional Class	466,712	2,437,981	1,316,985	360,490	(64,825)	(71,486)	27,403	-	3,322,990
Empower High Yield Bond Fund Institutional Class	249,172	1,685,299	742,305	179,977	(10,072)	27,313	56,953	-	2,274,940
Empower Inflation-Protected Securities Fund Institutional Class	45,630	182,760	246,832	31,641	(5,178)	(972)	6,213	-	396,979
Empower Multi-Sector Bond Fund Institutional Class	403,660	2,374,517	1,168,607	363,357	(68,369)	13,183	75,385	-	3,192,950
Empower Short Duration Bond Fund Institutional Class	65,590	406,211	271,810	71,862	(5,110)	5,794	13,240	-	611,953
					(454,650)	(220,720)	493,153	0	21,785,579

September 29, 2023

Empower Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 09/29/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/29/2023
EQUITY MUTUAL FUNDS 81.42%
Empower Ariel Mid Cap Value Fund Institutional Class	185,992	$1,370,338	$756,614	$139,206	$19,635	$(228,261)	$34,862	$171,630	$1,759,485
Empower Emerging Markets Equity Fund Institutional Class	1,678,694	9,483,216	4,894,571	1,002,427	10,606	121,338	108,435	-	13,496,698
Empower International Growth Fund Institutional Class	1,836,427	11,964,718	4,713,272	1,981,494	(129,562)	196,926	-	-	14,893,422
Empower International Index Fund Institutional Class	3,219,673	25,494,660	8,062,728	3,381,295	54,752	1,408,899	49,291	-	31,584,992
Empower International Value Fund Institutional Class	2,077,022	13,525,007	4,122,867	1,879,711	27,047	972,634	35,522	137,666	16,740,797
Empower Large Cap Growth Fund Institutional Class	2,058,575	14,643,799	3,909,475	2,904,383	(641,405)	3,413,509	34,429	2,510	19,062,400
Empower Large Cap Value Fund Institutional Class	3,020,524	15,868,284	5,785,731	1,139,690	(53,253)	55,448	347,407	100,484	20,569,773
Empower Mid Cap Value Fund Institutional Class	933,833	5,440,239	1,911,668	468,572	(8,669)	176,440	47,816	4,774	7,059,775
Empower Real Estate Index Fund Institutional Class	340,424	1,927,285	931,124	224,617	16,992	(121,460)	46,245	-	2,512,332
Empower S&P 500® Index Fund Institutional Class	4,748,494	30,534,263	9,024,093	3,435,531	(553,984)	3,479,612	624,029	534,408	39,602,437
Empower S&P Mid Cap 400® Index Fund Institutional Class	2,183,475	13,084,324	5,092,443	1,340,180	(70,849)	216,355	207,425	203,299	17,052,942
Empower S&P Small Cap 600® Index Fund Institutional Class	2,318,654	10,633,258	4,962,774	1,361,681	127,547	(531,103)	147,706	315,117	13,703,248
Empower Small Cap Growth Fund Institutional Class	135,966	998,100	378,626	147,935	(28,744)	66,963	-	335	1,295,754
Empower Small Cap Value Fund Institutional Class	1,077,413	5,659,171	2,351,204	761,102	152,276	12,488	47,864	155,043	7,261,761
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,317,856	6,271,591	2,077,458	631,450	(145,206)	479,468	-	138,270	8,197,067
					(1,222,817)	9,719,256	1,731,031	1,763,536	214,792,883
FIXED INTEREST CONTRACT 0.53%
Empower of America Contract	1,408,833	955,288	596,694	157,070	-	-	13,921	-	1,408,833
					0	0	13,921	0	1,408,833
				Total	$(1,677,467)	$9,498,536	$2,238,105	$1,763,536	$237,987,295
Empower Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 09/29/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/29/2023
BOND MUTUAL FUNDS 7.18%
Empower Bond Index Fund Institutional Class	1,516,034	$11,078,580	$3,464,260	$2,534,592	$(513,588)	$(1,260)	$344,987	$-	$12,006,988
Empower Core Bond Fund Institutional Class	725,964	5,436,953	1,657,089	1,214,016	(213,155)	7,543	158,112	-	5,887,569
Empower Global Bond Fund Institutional Class	702,464	4,700,039	1,252,584	879,895	(136,085)	(71,181)	46,084	-	5,001,547

September 29, 2023

Empower Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 09/29/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/29/2023
Empower High Yield Bond Fund Institutional Class	373,977	$3,157,713	$709,362	$511,495	$(16,523)	$58,830	$93,157	$-	$3,414,410
Empower Multi-Sector Bond Fund Institutional Class	604,526	4,404,416	1,210,537	889,877	(128,771)	56,726	121,871	-	4,781,802
Empower Short Duration Bond Fund Institutional Class	71,570	624,044	170,993	139,706	(9,849)	12,415	16,763	-	667,746
					(1,017,971)	63,073	780,974	0	31,760,062
EQUITY MUTUAL FUNDS 82.18%
Empower Ariel Mid Cap Value Fund Institutional Class	308,322	2,728,026	1,010,894	508,143	(10,437)	(314,049)	58,280	284,668	2,916,728
Empower Emerging Markets Equity Fund Institutional Class	3,000,546	20,889,918	5,753,044	3,010,686	(51,294)	492,113	200,023	-	24,124,389
Empower International Growth Fund Institutional Class	3,181,254	25,279,716	4,669,880	3,866,233	827,703	(283,396)	-	-	25,799,967
Empower International Index Fund Institutional Class	5,576,822	53,770,291	7,732,577	10,269,393	(136,851)	3,475,154	86,831	-	54,708,629
Empower International Value Fund Institutional Class	3,597,492	28,495,911	4,033,694	4,863,787	844,361	1,329,966	62,566	242,473	28,995,784
Empower Large Cap Growth Fund Institutional Class	3,381,921	29,282,941	3,357,676	7,871,509	(1,377,242)	6,547,478	58,363	4,213	31,316,586
Empower Large Cap Value Fund Institutional Class	4,966,227	31,887,391	5,718,824	3,543,583	388,746	(242,625)	600,980	167,812	33,820,007
Empower Mid Cap Value Fund Institutional Class	1,537,954	10,862,460	1,874,252	1,675,484	(185,688)	565,701	83,178	7,963	11,626,929
Empower Real Estate Index Fund Institutional Class	572,990	4,001,090	1,051,787	586,925	82,691	(237,288)	83,094	-	4,228,664
Empower S&P 500® Index Fund Institutional Class	7,816,546	61,162,346	8,150,186	10,845,771	(953,388)	6,723,230	1,089,122	896,462	65,189,991
Empower S&P Mid Cap 400® Index Fund Institutional Class	3,585,096	26,249,515	5,085,993	4,132,730	(305,876)	796,826	361,169	339,812	27,999,604
Empower S&P Small Cap 600® Index Fund Institutional Class	4,082,077	22,891,741	5,484,903	3,842,944	(138,374)	(408,625)	275,099	563,546	24,125,075
Empower Small Cap Growth Fund Institutional Class	237,163	2,170,159	365,241	366,383	11,764	91,149	-	608	2,260,166
Empower Small Cap Value Fund Institutional Class	1,898,531	12,182,928	2,647,532	2,131,185	316,207	96,821	88,681	277,877	12,796,096
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	2,158,251	12,568,223	1,772,730	1,859,636	(213,249)	943,006	-	230,732	13,424,323
					(900,927)	19,575,461	3,047,386	3,016,166	363,332,938
FIXED INTEREST CONTRACT 0.36%
Empower of America Contract	1,600,032	1,456,839	412,849	288,520	-	-	18,864	-	1,600,032
					0	0	18,864	0	1,600,032
				Total	$(1,918,898)	$19,638,534	$3,847,224	$3,016,166	$396,693,032

September 29, 2023

Empower Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 09/29/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/29/2023
BOND MUTUAL FUNDS 6.76%
Empower Bond Index Fund Institutional Class	132,728	$650,678	$588,489	$166,689	$(26,618)	$(21,274)	$27,119	$-	$1,051,204
Empower Core Bond Fund Institutional Class	63,515	318,878	283,070	81,045	(14,149)	(5,795)	12,057	-	515,108
Empower Global Bond Fund Institutional Class	65,367	294,043	254,249	75,157	(12,522)	(7,718)	3,817	-	465,417
Empower High Yield Bond Fund Institutional Class	32,786	184,106	144,794	35,085	(4,301)	5,522	7,244	-	299,337
Empower Multi-Sector Bond Fund Institutional Class	53,061	259,720	218,477	61,289	(10,927)	2,803	9,586	-	419,711
Empower Short Duration Bond Fund Institutional Class	6,240	36,451	30,382	9,257	(589)	645	1,294	-	58,221
					(69,106)	(25,817)	61,117	0	2,808,998
EQUITY MUTUAL FUNDS 82.17%
Empower Ariel Mid Cap Value Fund Institutional Class	28,074	164,703	173,877	59,467	(19,079)	(13,537)	5,087	25,308	265,576
Empower Emerging Markets Equity Fund Institutional Class	296,496	1,391,421	1,186,477	270,610	(68,638)	76,540	19,151	-	2,383,828
Empower International Growth Fund Institutional Class	306,459	1,617,751	1,250,657	526,855	(175,253)	143,827	-	-	2,485,380
Empower International Index Fund Institutional Class	537,986	3,439,797	2,410,960	860,826	(121,725)	287,708	8,113	-	5,277,639
Empower International Value Fund Institutional Class	347,185	1,822,748	1,244,360	466,771	(72,817)	197,970	5,841	22,638	2,798,307
Empower Large Cap Growth Fund Institutional Class	307,748	1,777,395	1,064,339	495,936	(147,964)	503,945	5,019	371	2,849,743
Empower Large Cap Value Fund Institutional Class	452,605	1,924,318	1,456,246	345,497	(57,511)	47,175	49,166	14,862	3,082,242
Empower Mid Cap Value Fund Institutional Class	140,022	659,110	464,966	119,718	(37,320)	54,210	6,682	706	1,058,568
Empower Real Estate Index Fund Institutional Class	54,616	252,600	221,712	69,836	(17,289)	(1,410)	6,958	-	403,066
Empower S&P 500® Index Fund Institutional Class	712,156	3,704,091	2,493,393	773,926	(169,332)	515,820	87,707	79,051	5,939,378
Empower S&P Mid Cap 400® Index Fund Institutional Class	326,342	1,587,904	1,196,955	306,138	(67,809)	70,012	29,023	30,135	2,548,733
Empower S&P Small Cap 600® Index Fund Institutional Class	397,732	1,479,913	1,246,850	443,228	(147,320)	67,062	23,658	53,628	2,350,597
Empower Small Cap Growth Fund Institutional Class	23,121	138,483	99,343	31,857	(10,608)	14,377	-	57	220,346
Empower Small Cap Value Fund Institutional Class	184,674	785,786	600,930	226,910	(66,043)	84,896	7,751	26,312	1,244,702
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	196,481	761,251	520,864	151,579	(57,071)	91,578	-	20,441	1,222,114
					(1,235,779)	2,140,173	254,156	273,509	34,130,219
FIXED INTEREST CONTRACT 0.34%
Empower of America Contract	141,345	85,961	74,305	20,323	-	-	1,402	-	141,345
					0	0	1,402	0	141,345
				Total	$(1,304,885)	$2,114,356	$316,675	$273,509	$37,080,562

September 29, 2023